Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance	$ 227,589
Amortization	(75,042)	(153,705)
Impairment loss		(137,785)
Movement in exchange rates	616	1,069
Ending Balance	153,163	227,589
Additions		336,804
Acquisition		181,206
Office lease [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance	136,138
Amortization	(68,069)	(140,123)
Impairment loss
Movement in exchange rates		3,987
Ending Balance	68,069	136,138
Additions		272,274
Acquisition
Tower and Fiber Infrastructure [Member]
Schedule of Right-of-Use Assets [Line Items]
Beginning Balance	91,451
Amortization	(6,973)	(13,582)
Impairment loss		(137,785)
Movement in exchange rates	616	(2,918)
Ending Balance	$ 85,094	91,451
Additions		64,530
Acquisition		$ 181,206